INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 30,609	$ 24,658
Private Equity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,806	11,261
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,214	11,769
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,226	1,177
Renewable Power and Transition and other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 363	$ 451